Schedule of Investments (unaudited)	iShares® BBB Rated Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The), 5.40%, 10/01/48 (Call 04/01/48)	$35	$49,356

Aerospace & Defense — 3.5%
Boeing Co. (The)
2.20%, 02/04/26 (Call 02/04/23)	250	249,504
4.88%, 05/01/25 (Call 04/01/25)	250	273,971
5.15%, 05/01/30 (Call 02/01/30)	200	231,758
5.71%, 05/01/40 (Call 11/01/39)	160	204,238
5.81%, 05/01/50 (Call 11/01/49)	25	33,731
5.93%, 05/01/60 (Call 11/01/59)	200	278,752
L3Harris Technologies Inc., 4.40%, 06/15/28 (Call 03/15/28)	200	225,753
Northrop Grumman Corp.
3.25%, 01/15/28 (Call 10/15/27)	200	213,548
4.03%, 10/15/47 (Call 04/15/47)	100	119,645
5.25%, 05/01/50 (Call 11/01/49)	25	35,428
Raytheon Technologies Corp.
2.82%, 09/01/51 (Call 03/01/51)	50	48,829
4.13%, 11/16/28 (Call 08/16/28)	300	337,240
4.50%, 06/01/42	100	123,515
4.63%, 11/16/48 (Call 05/16/48)	200	259,360
		2,635,272

Agriculture — 1.8%
Altria Group Inc.
2.85%, 08/09/22	100	101,403
4.80%, 02/14/29 (Call 11/14/28)	100	113,216
5.80%, 02/14/39 (Call 08/14/38)	100	120,837
5.95%, 02/14/49 (Call 08/14/48)	200	252,330
BAT Capital Corp.
2.73%, 03/25/31 (Call 12/25/30)(a)	50	48,359
3.22%, 08/15/24 (Call 06/15/24)	200	208,246
3.56%, 08/15/27 (Call 05/15/27)	150	157,031
4.39%, 08/15/37 (Call 02/15/37)	100	106,202
4.54%, 08/15/47 (Call 02/15/47)	200	209,457
Bunge Ltd. Finance Corp., 2.75%, 05/14/31 (Call 02/14/31)	50	50,484
		1,367,565

Apparel — 0.1%
VF Corp., 2.40%, 04/23/25 (Call 03/23/25)	100	103,109

Auto Manufacturers — 1.7%
General Motors Co.
6.25%, 10/02/43	160	217,641
6.60%, 04/01/36 (Call 10/01/35)	50	67,529
General Motors Financial Co. Inc.
1.25%, 01/08/26 (Call 12/08/25)	400	389,918
1.70%, 08/18/23	400	403,962
2.35%, 01/08/31 (Call 10/08/30)	200	193,565
		1,272,615

Auto Parts & Equipment — 0.2%
BorgWarner Inc., 2.65%, 07/01/27 (Call 05/01/27)(a)	100	103,619
Lear Corp., 5.25%, 05/15/49 (Call 11/15/48)(a)	25	31,592
		135,211

Banks — 8.9%
Barclays PLC
2.67%, 03/10/32 (Call 03/10/31)(b)	200	198,032
3.65%, 03/16/25	300	318,607
4.34%, 01/10/28 (Call 01/10/27)	300	328,408
Security	Par (000)	Value

Banks (continued)
Citigroup Inc.
3.50%, 05/15/23	$300	$310,797
4.45%, 09/29/27	200	222,153
4.75%, 05/18/46	50	62,875
6.63%, 06/15/32	100	133,284
6.68%, 09/13/43	50	76,051
Cooperatieve Rabobank U.A., 4.38%, 08/04/25	250	273,090
Credit Suisse Group AG, 4.55%, 04/17/26	250	276,036
Deutsche Bank AG/New York NY
2.13%, 11/24/26 (Call 11/24/25), (SOFR + 1.870%)(b)	400	400,270
2.31%, 11/16/27 (Call 11/16/26), (SOFR + 1.219%)(b)	170	169,674
Fifth Third Bancorp.
4.30%, 01/16/24 (Call 12/16/23)	200	212,340
8.25%, 03/01/38	40	66,711
Goldman Sachs Group Inc. (The)
4.25%, 10/21/25	200	217,580
5.15%, 05/22/45	25	32,819
6.75%, 10/01/37	200	282,490
HSBC Holdings PLC
4.25%, 08/18/25(a)	300	323,256
6.50%, 05/02/36	100	135,534
6.80%, 06/01/38	150	213,525
Lloyds Banking Group PLC, 4.65%, 03/24/26	200	220,968
Morgan Stanley, 5.00%, 11/24/25	200	223,464
Natwest Group PLC
4.27%, 03/22/25 (Call 03/22/24)
(3 mo. LIBOR US + 1.762%)(b)	300	318,873
4.45%, 05/08/30 (Call 05/08/29),
(3 mo. LIBOR US + 1.871%)(b)	200	226,227
Santander Holdings USA Inc., 3.45%, 06/02/25 (Call 05/02/25)	300	316,519
Santander UK Group Holdings PLC, 1.09%, 03/15/25
(Call 03/15/24), (SOFR + 0.787%)(b)	300	297,309
Wells Fargo & Co.
4.30%, 07/22/27	200	221,673
4.75%, 12/07/46	25	31,443
4.90%, 11/17/45	300	383,069
Series M, 3.45%, 02/13/23	200	206,226
Westpac Banking Corp.
2.96%, 11/16/40(a)	60	59,329
3.13%, 11/18/41	25	24,718
		6,783,350

Beverages — 2.8%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	200	240,372
4.90%, 02/01/46 (Call 08/01/45)	350	443,114
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	125	136,537
4.60%, 04/15/48 (Call 10/15/47)	100	122,517
4.60%, 06/01/60 (Call 12/01/59)	200	248,495
5.55%, 01/23/49 (Call 07/23/48)	200	277,840
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)	75	73,101
3.75%, 05/01/50 (Call 11/01/49)(a)	60	66,389
4.25%, 05/01/23	100	104,619
Keurig Dr Pepper Inc.
0.75%, 03/15/24 (Call 03/15/22)	200	197,949
2.25%, 03/15/31 (Call 12/15/30)	100	98,753
3.35%, 03/15/51 (Call 09/15/50)	60	63,269

Schedule of Investments (unaudited) (continued)	iShares® BBB Rated Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
Molson Coors Beverage Co., 4.20%, 07/15/46 (Call 01/15/46)	$60	$67,144
		2,140,099

Biotechnology — 3.0%
Amgen Inc.
2.20%, 02/21/27 (Call 12/21/26)	100	101,250
2.30%, 02/25/31 (Call 11/25/30)	100	99,152
2.77%, 09/01/53 (Call 03/01/53)	50	46,961
2.80%, 08/15/41 (Call 02/15/41)	75	72,815
3.63%, 05/22/24 (Call 02/22/24)	200	211,037
4.40%, 05/01/45 (Call 11/01/44)	60	72,157
4.66%, 06/15/51 (Call 12/15/50)	200	256,956
Baxalta Inc., 5.25%, 06/23/45 (Call 12/23/44)	100	134,501
Biogen Inc.
3.15%, 05/01/50 (Call 11/01/49)	60	58,542
4.05%, 09/15/25 (Call 06/15/25)	200	217,410
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 12/13/21)	150	149,463
1.65%, 10/01/30 (Call 07/01/30)(a)	200	190,418
4.75%, 03/01/46 (Call 09/01/45)	100	127,227
4.80%, 04/01/44 (Call 10/01/43)	160	201,333
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	50	47,005
2.80%, 09/15/50 (Call 03/15/50)	40	37,611
Royalty Pharma PLC
1.20%, 09/02/25 (Call 08/02/25)(a)	200	196,418
3.30%, 09/02/40 (Call 03/02/40)(a)	60	59,908
		2,280,164

Building Materials — 0.6%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	200	204,568
3.58%, 04/05/50 (Call 10/05/49)	75	79,974
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 2.00%, 09/16/31 (Call 06/16/31)	50	48,145
Martin Marietta Materials Inc., 3.20%, 07/15/51 (Call 01/15/51)	50	51,182
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)	75	81,293
4.50%, 06/15/47 (Call 12/15/46)	25	31,472
		496,634

Chemicals — 2.2%
CF Industries Inc., 5.38%, 03/15/44	50	63,252
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)(a)	100	98,313
3.60%, 11/15/50 (Call 05/15/50)	160	175,412
DuPont de Nemours Inc.
4.73%, 11/15/28 (Call 08/15/28)	150	174,846
5.42%, 11/15/48 (Call 05/15/48)(a)	60	84,435
Eastman Chemical Co.
4.50%, 12/01/28 (Call 09/01/28)	50	57,268
4.65%, 10/15/44 (Call 04/15/44)	40	48,221
FMC Corp.
3.45%, 10/01/29 (Call 07/01/29)	50	53,653
4.50%, 10/01/49 (Call 04/01/49)	25	30,448
International Flavors & Fragrances Inc., 5.00%, 09/26/48 (Call 03/26/48)	35	46,085
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	200	215,501
LYB International Finance III LLC
3.80%, 10/01/60 (Call 04/01/60)	25	26,922
4.20%, 05/01/50 (Call 11/01/49)	160	185,663
Security	Par (000)	Value

Chemicals (continued)
Mosaic Co. (The), 4.05%, 11/15/27 (Call 08/15/27)	$100	$109,924
Nutrien Ltd.
2.95%, 05/13/30 (Call 02/13/30)	50	52,427
3.95%, 05/13/50 (Call 11/13/49)	50	58,856
Sherwin-Williams Co. (The)
3.45%, 06/01/27 (Call 03/01/27)(a)	100	107,812
4.50%, 06/01/47 (Call 12/01/46)	60	74,950
Westlake Chemical Corp., 5.00%, 08/15/46 (Call 02/15/46)	40	50,635
		1,714,623

Commercial Services — 0.6%
Block Financial LLC, 2.50%, 07/15/28 (Call 05/15/28)	50	49,940
Equifax Inc., 2.35%, 09/15/31 (Call 06/15/31)	50	49,193
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	200	193,778
4.15%, 08/15/49 (Call 02/15/49)(a)	25	28,198
Moody’s Corp.
2.00%, 08/19/31 (Call 05/19/31)	50	48,811
2.55%, 08/18/60 (Call 02/18/60)	50	45,077
Verisk Analytics Inc., 3.63%, 05/15/50 (Call 11/15/49)	25	27,609
		442,606

Computers — 1.3%
Dell International LLC/EMC Corp.
5.45%, 06/15/23 (Call 04/15/23)(a)	197	208,858
8.10%, 07/15/36 (Call 01/15/36)	120	183,066
8.35%, 07/15/46 (Call 01/15/46)	40	66,703
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	160	160,831
6.35%, 10/15/45 (Call 04/15/45)	40	54,316
HP Inc.
2.20%, 06/17/25 (Call 05/17/25)	100	102,242
2.65%, 06/17/31 (Call 03/17/31)(c)	50	49,349
6.00%, 09/15/41	25	33,166
Kyndryl Holdings Inc., 2.70%, 10/15/28 (Call 08/15/28)(c)	50	48,279
Leidos Inc., 4.38%, 05/15/30 (Call 02/15/30)	75	84,238
		991,048

Diversified Financial Services — 3.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.40%, 10/29/33 (Call 07/29/33)	150	150,775
4.63%, 10/15/27 (Call 08/15/27)(a)	150	165,655
Air Lease Corp.
0.70%, 02/15/24 (Call 01/15/24)	250	246,374
2.88%, 01/15/26 (Call 12/15/25)(a)	200	205,430
Ally Financial Inc., 8.00%, 11/01/31	100	140,989
Capital One Financial Corp., 2.60%, 05/11/23 (Call 04/11/23)	400	409,497
CI Financial Corp., 4.10%, 06/15/51 (Call 12/15/50)	50	55,396
Discover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)	200	218,022
Intercontinental Exchange Inc.
2.10%, 06/15/30 (Call 03/15/30)	200	196,970
3.00%, 06/15/50 (Call 12/15/49)	75	75,279
4.25%, 09/21/48 (Call 03/21/48)	50	60,139
Jefferies Group LLC, 6.25%, 01/15/36	50	66,576
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	100	93,251
3.25%, 04/28/50 (Call 10/28/49)	25	25,698
Nomura Holdings Inc., 1.85%, 07/16/25	200	200,693
Raymond James Financial Inc., 3.75%, 04/01/51 (Call 10/01/50)	50	56,638
Synchrony Financial, 4.25%, 08/15/24 (Call 05/15/24)	250	266,129
		2,633,511

Schedule of Investments (unaudited) (continued)	iShares® BBB Rated Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric — 4.3%
AEP Texas Inc., Series I, 2.10%, 07/01/30 (Call 04/01/30)	$100	$96,835
AES Corp. (The), 2.45%, 01/15/31 (Call 10/15/30)	75	72,966
Dominion Energy Inc.
Series B, 3.30%, 04/15/41 (Call 10/15/40)	50	52,609
Series C, 3.38%, 04/01/30 (Call 01/01/30)	100	105,865
DTE Energy Co., Series C, 2.53%, 10/01/24	100	103,360
Duke Energy Corp.
2.45%, 06/01/30 (Call 03/01/30)	100	99,543
3.50%, 06/15/51 (Call 12/15/50)	50	52,225
3.75%, 04/15/24 (Call 01/15/24)	200	210,647
3.75%, 09/01/46 (Call 03/01/46)	100	107,459
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	40	48,017
Entergy Corp., 2.40%, 06/15/31 (Call 03/05/31)	100	98,548
Exelon Corp.
4.05%, 04/15/30 (Call 01/15/30)	100	112,092
4.70%, 04/15/50 (Call 10/15/49)	100	128,452
Georgia Power Co., Series A, 3.25%, 03/15/51 (Call 09/15/50)	75	75,967
NextEra Energy Capital Holdings Inc.
0.65%, 03/01/23	250	249,620
2.25%, 06/01/30 (Call 03/01/30)	200	198,975
Pacific Gas and Electric Co.
1.37%, 03/10/23 (Call 12/13/21)	200	199,108
3.25%, 06/01/31 (Call 03/01/31)	150	150,924
3.50%, 08/01/50 (Call 02/01/50)	25	23,581
4.00%, 12/01/46 (Call 06/01/46)	50	50,030
4.55%, 07/01/30 (Call 01/01/30)	150	163,782
4.95%, 07/01/50 (Call 01/01/50)	150	167,795
Sempra Energy
3.40%, 02/01/28 (Call 11/01/27)	100	107,055
4.00%, 02/01/48 (Call 08/01/47)	60	68,119
4.13%, 04/01/52 (Call 01/01/27)(b)	50	49,500
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)	200	205,488
3.25%, 07/01/26 (Call 04/01/26)	120	126,984
4.40%, 07/01/46 (Call 01/01/46)	120	141,767
		3,267,313

Electronics — 0.6%
Agilent Technologies Inc., 2.30%, 03/12/31 (Call 12/12/30)	50	49,374
Amphenol Corp., 2.20%, 09/15/31 (Call 06/15/31)	50	49,087
Arrow Electronics Inc., 2.95%, 02/15/32 (Call 11/15/31)	80	80,833
Flex Ltd., 4.88%, 06/15/29 (Call 03/15/29)	60	68,182
Jabil Inc., 3.95%, 01/12/28 (Call 10/12/27)	100	109,515
Keysight Technologies Inc., 3.00%, 10/30/29 (Call 07/30/29)	100	105,210
		462,201

Environmental Control — 0.6%
Republic Services Inc., 3.38%, 11/15/27 (Call 08/15/27)	200	214,362
Waste Connections Inc., 2.20%, 01/15/32 (Call 10/15/31)	75	73,378
Waste Management Inc.
1.50%, 03/15/31 (Call 12/15/30)	100	93,749
4.15%, 07/15/49 (Call 01/15/49)	60	75,408
		456,897

Food — 3.1%
Campbell Soup Co.
4.15%, 03/15/28 (Call 12/15/27)	100	111,313
4.80%, 03/15/48 (Call 09/15/47)(a)	25	31,681
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	100	95,773
5.40%, 11/01/48 (Call 05/01/48)(a)	60	81,901
Security	Par (000)	Value

Food (continued)
General Mills Inc.
3.00%, 02/01/51 (Call 08/01/50)(c)	$25	$25,542
3.70%, 10/17/23 (Call 09/17/23)	200	209,868
4.00%, 04/17/25 (Call 02/17/25)	50	53,972
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)	75	72,437
3.50%, 03/15/25	150	159,788
4.38%, 03/15/45	25	30,951
Kellogg Co.
3.40%, 11/15/27 (Call 08/15/27)	200	214,849
4.50%, 04/01/46	25	31,407
Kroger Co. (The)
2.20%, 05/01/30 (Call 02/01/30)	100	99,896
4.45%, 02/01/47 (Call 08/01/46)	60	72,846
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	150	145,050
1.85%, 02/15/31 (Call 11/15/30)	50	47,816
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	200	200,340
2.63%, 09/04/50 (Call 03/04/50)	40	37,843
Sysco Corp.
3.30%, 07/15/26 (Call 04/15/26)	200	212,472
5.95%, 04/01/30 (Call 01/01/30)	100	125,785
6.60%, 04/01/50 (Call 10/01/49)(a)	55	86,865
Tyson Foods Inc.
3.95%, 08/15/24 (Call 05/15/24)	100	106,444
5.10%, 09/28/48 (Call 03/28/48)	60	80,733
		2,335,572

Forest Products & Paper — 0.1%
International Paper Co., 4.40%, 08/15/47 (Call 02/15/47)	75	94,590

Gas — 0.4%
National Fuel Gas Co., 2.95%, 03/01/31 (Call 12/01/30)	50	50,065
NiSource Inc.
3.60%, 05/01/30 (Call 02/01/30)	100	107,413
4.38%, 05/15/47 (Call 11/15/46)	100	120,225
		277,703

Health Care - Products — 1.6%
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	60	60,678
2.65%, 06/01/30 (Call 03/01/30)	50	50,778
4.70%, 03/01/49 (Call 09/01/48)	60	77,220
DH Europe Finance II Sarl
2.60%, 11/15/29 (Call 08/15/29)	50	51,845
3.25%, 11/15/39 (Call 05/15/39)	100	107,422
Koninklijke Philips NV, 6.88%, 03/11/38	50	74,271
PerkinElmer Inc., 1.90%, 09/15/28 (Call 07/15/28)	50	48,826
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	50	48,360
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)	60	59,521
4.63%, 03/15/46 (Call 09/15/45)	60	77,866
Thermo Fisher Scientific Inc.
2.00%, 10/15/31 (Call 07/15/31)	75	73,422
4.10%, 08/15/47 (Call 02/15/47)	50	62,687
4.13%, 03/25/25 (Call 12/03/21)	200	216,785
Zimmer Biomet Holdings Inc., 3.55%, 04/01/25 (Call 01/01/25)	200	211,908
		1,221,589

Health Care - Services — 1.9%
Aetna Inc., 3.88%, 08/15/47 (Call 02/15/47)	60	68,026

Schedule of Investments (unaudited) (continued)	iShares® BBB Rated Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Anthem Inc.
0.45%, 03/15/23	$100	$99,550
1.50%, 03/15/26 (Call 02/15/26)	100	99,263
2.55%, 03/15/31 (Call 12/15/30)	100	101,627
3.60%, 03/15/51 (Call 09/15/50)	200	223,127
HCA Inc.
3.50%, 07/15/51 (Call 01/15/51)	75	76,330
4.13%, 06/15/29 (Call 03/15/29)	60	65,946
5.00%, 03/15/24	100	107,911
5.25%, 06/15/49 (Call 12/15/48)	100	128,777
Humana Inc.
3.85%, 10/01/24 (Call 07/01/24)	75	79,926
3.95%, 08/15/49 (Call 02/15/49)	40	46,492
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	50	49,344
4.70%, 02/01/45 (Call 08/01/44)	40	49,097
Quest Diagnostics Inc., 3.45%, 06/01/26 (Call 03/01/26)	200	214,212
Universal Health Services Inc., 2.65%, 01/15/32 (Call 10/15/31)(c)	75	73,748
		1,483,376

Holding Companies - Diversified — 0.4%
Ares Capital Corp., 2.15%, 07/15/26 (Call 06/15/26)	160	157,844
Owl Rock Capital Corp., 3.40%, 07/15/26 (Call 06/15/26)	125	126,800
		284,644

Home Builders — 0.4%
DR Horton Inc., 2.50%, 10/15/24 (Call 09/15/24)	100	103,343
Lennar Corp., 4.75%, 11/29/27 (Call 05/29/27)(a)	100	113,607
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	75	78,166
		295,116

Home Furnishings — 0.1%
Whirlpool Corp., 4.60%, 05/15/50 (Call 11/15/49)	40	49,946

Household Products & Wares — 0.1%
Avery Dennison Corp., 2.25%, 02/15/32 (Call 11/15/31)	50	48,892
Clorox Co. (The), 1.80%, 05/15/30 (Call 02/15/30)	50	48,594
		97,486

Insurance — 2.5%
Alleghany Corp., 3.25%, 08/15/51 (Call 02/15/51)	25	25,388
American International Group Inc.
3.40%, 06/30/30 (Call 03/30/30)	100	107,978
3.90%, 04/01/26 (Call 01/01/26)	100	109,009
4.50%, 07/16/44 (Call 01/16/44)	160	195,958
Aon Corp., 2.80%, 05/15/30 (Call 02/15/30)	200	205,479
Aon PLC, 4.75%, 05/15/45 (Call 11/15/44)	50	64,551
Arch Capital Group Ltd., 3.64%, 06/30/50 (Call 12/30/49)	50	55,054
Athene Holding Ltd.
3.50%, 01/15/31 (Call 10/15/30)	75	79,272
3.95%, 05/25/51 (Call 11/25/50)	25	28,197
AXA SA, 8.60%, 12/15/30	75	109,219
Brighthouse Financial Inc., 4.70%, 06/22/47 (Call 12/22/46)	20	22,325
CNA Financial Corp., 3.45%, 08/15/27 (Call 05/15/27)	75	81,087
Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)	50	63,901
Everest Reinsurance Holdings Inc., 3.13%, 10/15/52 (Call 04/15/52)	75	73,486
Fairfax Financial Holdings Ltd., 3.38%, 03/03/31 (Call 12/03/30)	60	61,797
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29 (Call 05/19/29)	80	83,087
3.60%, 08/19/49 (Call 02/19/49)(a)	40	44,490
Jackson Financial Inc., 4.00%, 11/23/51 (Call 05/23/51)(c)	25	25,002
Security	Par (000)	Value

Insurance (continued)
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	$120	$125,995
7.00%, 06/15/40	25	38,258
Markel Corp.
3.45%, 05/07/52 (Call 11/07/51)	25	26,105
5.00%, 04/05/46	60	78,000
Old Republic International Corp., 3.85%, 06/11/51 (Call 12/11/50)	25	27,707
Willis North America Inc.
3.88%, 09/15/49 (Call 03/15/49)	25	27,368
4.50%, 09/15/28 (Call 06/15/28)	100	112,695
		1,871,408

Internet — 0.8%
eBay Inc.
3.60%, 06/05/27 (Call 03/05/27)	200	217,327
3.65%, 05/10/51 (Call 11/10/50)	50	54,872
Expedia Group Inc.
3.25%, 02/15/30 (Call 11/15/29)	60	61,733
5.00%, 02/15/26 (Call 11/15/25)	100	111,606
Netflix Inc., 5.88%, 11/15/28	100	119,750
VeriSign Inc., 2.70%, 06/15/31 (Call 03/15/31)	50	50,500
		615,788

Iron & Steel — 0.3%
Nucor Corp., 2.00%, 06/01/25 (Call 05/01/25)	200	203,429

Lodging — 0.2%
Las Vegas Sands Corp., 3.50%, 08/18/26 (Call 06/18/26)	60	61,064
Marriott International Inc./MD, Series EE, 5.75%, 05/01/25 (Call 04/01/25)	56	63,233
		124,297

Machinery — 0.6%
CNH Industrial Capital LLC, 1.88%, 01/15/26 (Call 12/15/25)	100	100,333
Flowserve Corp., 2.80%, 01/15/32 (Call 10/15/31)	50	49,234
IDEX Corp., 2.63%, 06/15/31 (Call 03/15/31)	50	50,609
Otis Worldwide Corp.
2.57%, 02/15/30 (Call 11/15/29)	110	111,962
3.11%, 02/15/40 (Call 08/15/39)	50	51,424
Westinghouse Air Brake Technologies Corp., 4.95%, 09/15/28 (Call 06/15/28)	100	113,987
		477,549

Manufacturing — 1.9%
Eaton Corp., 4.15%, 11/02/42	40	47,548
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25	200	216,051
4.42%, 11/15/35	200	241,606
General Electric Co.
3.45%, 05/01/27 (Call 03/01/27)(a)	200	217,665
4.25%, 05/01/40 (Call 11/01/39)	75	92,955
4.35%, 05/01/50 (Call 11/01/49)	25	33,473
6.75%, 03/15/32	200	276,807
Parker-Hannifin Corp.
3.25%, 06/14/29 (Call 03/14/29)	75	79,739
3.30%, 11/21/24 (Call 08/21/24)	200	211,239
4.00%, 06/14/49 (Call 12/14/48)	60	70,807
		1,487,890

Media — 3.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/31 (Call 01/01/31)	200	197,452

Schedule of Investments (unaudited) (continued)	iShares® BBB Rated Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
3.70%, 04/01/51 (Call 10/01/50)	$200	$194,096
3.85%, 04/01/61 (Call 10/01/60)	50	47,755
4.91%, 07/23/25 (Call 04/23/25)	200	220,722
5.38%, 05/01/47 (Call 11/01/46)	35	42,001
6.48%, 10/23/45 (Call 04/23/45)	300	409,088
Discovery Communications LLC
3.95%, 03/20/28 (Call 12/20/27)	100	109,027
4.00%, 09/15/55 (Call 03/15/55)	135	143,769
5.20%, 09/20/47 (Call 03/20/47)	25	31,361
Fox Corp., 5.58%, 01/25/49 (Call 07/25/48)	60	82,162
Time Warner Cable LLC, 6.75%, 06/15/39	200	274,223
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	200	219,105
ViacomCBS Inc.
4.38%, 03/15/43	110	124,763
4.75%, 05/15/25 (Call 04/15/25)	200	220,220
4.95%, 01/15/31 (Call 10/15/30)	150	177,895
4.95%, 05/19/50 (Call 11/19/49)(a)	50	63,078
		2,556,717

Mining — 0.3%
Barrick North America Finance LLC, 5.70%, 05/30/41	60	81,934
Newmont Corp., 4.88%, 03/15/42 (Call 09/15/41)	60	75,405
Teck Resources Ltd., 6.25%, 07/15/41 (Call 01/15/41)	50	66,104
		223,443

Oil & Gas — 2.7%
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (Call 03/01/27)	50	53,585
6.25%, 03/15/38	60	79,272
Cenovus Energy Inc.
3.75%, 02/15/52 (Call 08/15/51)	50	49,264
5.38%, 07/15/25 (Call 04/15/25)	56	62,257
6.75%, 11/15/39	60	80,429
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)(c)	50	53,694
5.60%, 07/15/41 (Call 01/15/41)(a)	60	75,195
Diamondback Energy Inc.
3.50%, 12/01/29 (Call 09/01/29)	100	105,069
4.40%, 03/24/51 (Call 09/24/50)	25	28,304
Hess Corp.
5.60%, 02/15/41	60	73,851
7.30%, 08/15/31	75	99,917
Marathon Oil Corp., 6.60%, 10/01/37	40	52,893
Marathon Petroleum Corp.
4.70%, 05/01/25 (Call 04/01/25)	150	163,804
6.50%, 03/01/41 (Call 09/01/40)	60	82,823
Phillips 66
3.85%, 04/09/25 (Call 03/09/25)	200	213,732
4.88%, 11/15/44 (Call 05/15/44)(a)	100	123,969
Pioneer Natural Resources Co., 1.13%, 01/15/26 (Call 12/15/25)	200	194,703
Suncor Energy Inc.
3.10%, 05/15/25 (Call 04/15/25)	25	26,220
3.75%, 03/04/51 (Call 09/04/50)	100	107,673
5.95%, 05/15/35	50	64,357
Valero Energy Corp.
2.85%, 04/15/25 (Call 03/15/25)	200	207,974
6.63%, 06/15/37	60	80,683
		2,079,668
Security	Par (000)	Value

Oil & Gas Services — 0.4%
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)	$60	$61,287
4.85%, 11/15/35 (Call 05/15/35)	60	70,897
5.00%, 11/15/45 (Call 05/15/45)	100	121,780
NOV Inc.
3.60%, 12/01/29 (Call 09/01/29)(a)	50	51,339
3.95%, 12/01/42 (Call 06/01/42)	25	24,617
		329,920

Packaging & Containers — 0.1%
WRKCo Inc., 3.00%, 06/15/33 (Call 03/15/33)(a)	100	103,474

Pharmaceuticals — 6.8%
AbbVie Inc.
2.30%, 11/21/22	300	305,022
2.60%, 11/21/24 (Call 10/21/24)	300	310,169
2.95%, 11/21/26 (Call 09/21/26)	300	314,703
4.05%, 11/21/39 (Call 05/21/39)	100	114,491
4.25%, 11/21/49 (Call 05/21/49)	200	240,579
4.50%, 05/14/35 (Call 11/14/34)	200	236,906
4.70%, 05/14/45 (Call 11/14/44)	200	248,156
AmerisourceBergen Corp.
2.70%, 03/15/31 (Call 12/15/30)	75	75,770
4.30%, 12/15/47 (Call 06/15/47)	50	58,853
Astrazeneca Finance LLC, 1.20%, 05/28/26 (Call 04/28/26)	50	49,209
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	125	120,046
3.36%, 06/06/24 (Call 04/06/24)	91	95,359
3.79%, 05/20/50 (Call 11/20/49)	60	68,192
4.67%, 06/06/47 (Call 12/06/46)	25	31,657
Cardinal Health Inc., 4.37%, 06/15/47 (Call 12/15/46)	25	28,557
Cigna Corp.
3.40%, 03/15/51 (Call 09/15/50)	100	105,512
4.13%, 11/15/25 (Call 09/15/25)	200	218,317
4.38%, 10/15/28 (Call 07/15/28)	200	226,589
4.80%, 07/15/46 (Call 01/16/46)	160	202,262
CVS Health Corp.
2.13%, 09/15/31 (Call 06/15/31)	50	48,719
3.70%, 03/09/23 (Call 02/09/23)(a)	250	258,509
3.88%, 07/20/25 (Call 04/20/25)	200	215,886
4.30%, 03/25/28 (Call 12/25/27)	117	131,638
4.78%, 03/25/38 (Call 09/25/37)	200	243,796
5.05%, 03/25/48 (Call 09/25/47)(a)	300	396,442
Mylan Inc., 5.20%, 04/15/48 (Call 10/15/47)	50	61,638
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28 (Call 08/26/28)(a)	200	234,990
Viatris Inc.
1.13%, 06/22/22	200	200,124
2.70%, 06/22/30 (Call 03/22/30)	100	99,799
4.00%, 06/22/50 (Call 12/22/49)	100	107,569
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	100	98,178
4.70%, 02/01/43 (Call 08/01/42)	60	76,347
		5,223,984

Pipelines — 6.7%
Boardwalk Pipelines LP, 3.40%, 02/15/31 (Call 11/15/30)	50	51,611
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39 (Call 07/04/39)(c)	50	49,129
5.88%, 03/31/25 (Call 10/02/24)	100	111,261

Schedule of Investments (unaudited) (continued)	iShares® BBB Rated Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Enable Midstream Partners LP
4.15%, 09/15/29 (Call 06/15/29)	$25	$26,776
5.00%, 05/15/44 (Call 11/15/43)	25	26,931
Enbridge Inc.
2.50%, 08/01/33 (Call 05/01/33)	100	98,281
4.00%, 11/15/49 (Call 05/15/49)	100	112,009
Energy Transfer LP
3.75%, 05/15/30 (Call 02/15/30)	120	126,208
5.00%, 05/15/50 (Call 11/15/49)	200	229,064
5.15%, 03/15/45 (Call 09/15/44)	160	182,630
5.88%, 01/15/24 (Call 10/15/23)	200	215,827
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	100	103,391
3.20%, 02/15/52 (Call 08/15/51)	60	58,666
3.75%, 02/15/25 (Call 11/15/24)	200	213,530
3.95%, 01/31/60 (Call 07/31/59)	75	80,685
4.20%, 01/31/50 (Call 07/31/49)(a)	50	56,465
4.25%, 02/15/48 (Call 08/15/47)	75	84,934
4.45%, 02/15/43 (Call 08/15/42)	75	85,577
4.85%, 03/15/44 (Call 09/15/43)	50	60,631
Kinder Morgan Energy Partners LP, 6.95%, 01/15/38	100	138,859
Kinder Morgan Inc.
3.60%, 02/15/51 (Call 08/15/50)	160	160,752
4.30%, 06/01/25 (Call 03/01/25)	200	216,578
5.55%, 06/01/45 (Call 12/01/44)	25	31,648
7.75%, 01/15/32	75	105,542
Magellan Midstream Partners LP
3.95%, 03/01/50 (Call 09/01/49)	60	64,218
4.25%, 09/15/46 (Call 03/15/46)	25	27,759
MPLX LP
2.65%, 08/15/30 (Call 05/15/30)	50	49,372
4.50%, 04/15/38 (Call 10/15/37)	75	83,145
4.88%, 12/01/24 (Call 09/01/24)	200	217,492
5.50%, 02/15/49 (Call 08/15/48)	100	126,557
ONEOK Inc.
5.20%, 07/15/48 (Call 01/15/48)	100	120,807
5.85%, 01/15/26 (Call 12/15/25)	50	57,572
6.35%, 01/15/31 (Call 10/15/30)	100	125,439
Phillips 66 Partners LP, 3.75%, 03/01/28 (Call 12/01/27)	100	107,821
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	100	103,636
4.90%, 02/15/45 (Call 08/15/44)	25	27,479
5.15%, 06/01/42 (Call 12/01/41)	25	27,759
Sabine Pass Liquefaction LLC
4.50%, 05/15/30 (Call 11/15/29)	160	181,154
5.63%, 03/01/25 (Call 12/01/24)	100	111,460
Spectra Energy Partners LP, 4.75%, 03/15/24 (Call 12/15/23)	200	214,108
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (Call 02/15/28)	100	111,430
5.10%, 03/15/49 (Call 09/15/48)	95	125,683
7.63%, 01/15/39	75	117,355
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	100	99,069
4.55%, 06/24/24 (Call 03/24/24)	200	215,154
5.10%, 09/15/45 (Call 03/15/45)	160	196,985
		5,138,439

Real Estate Investment Trusts — 4.1%
Alexandria Real Estate Equities Inc.
2.00%, 05/18/32 (Call 02/18/32)	100	96,501
4.00%, 02/01/50 (Call 08/01/49)	40	47,283
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
American Tower Corp.
3.10%, 06/15/50 (Call 12/15/49)	$60	$58,255
3.80%, 08/15/29 (Call 05/15/29)	200	217,368
5.00%, 02/15/24(a)	200	216,029
Boston Properties LP, 2.90%, 03/15/30 (Call 12/15/29)	200	204,919
Crown Castle International Corp.
2.90%, 04/01/41 (Call 10/01/40)	60	57,856
3.20%, 09/01/24 (Call 07/01/24)	200	209,522
3.80%, 02/15/28 (Call 11/15/27)	200	217,722
Digital Realty Trust LP, 3.70%, 08/15/27 (Call 05/15/27)	200	217,926
Equinix Inc.
2.15%, 07/15/30 (Call 04/15/30)	200	193,325
2.95%, 09/15/51 (Call 03/15/51)	25	23,808
Federal Realty Investment Trust, 4.50%, 12/01/44 (Call 06/01/44)	25	30,079
GLP Capital LP/GLP Financing II Inc.
5.30%, 01/15/29 (Call 10/15/28)	100	114,019
5.38%, 04/15/26 (Call 01/15/26)	60	66,718
Healthcare Trust of America Holdings LP, 3.75%, 07/01/27 (Call 04/01/27)	200	218,025
Healthpeak Properties Inc.
2.13%, 12/01/28 (Call 10/01/28)	85	85,042
3.00%, 01/15/30 (Call 10/15/29)	50	52,557
Kimco Realty Corp., 2.70%, 10/01/30 (Call 07/01/30)	50	51,122
Omega Healthcare Investors Inc., 3.25%, 04/15/33 (Call 01/15/33)	100	97,915
Realty Income Corp., 3.40%, 01/15/28 (Call 11/15/27)	200	215,394
Ventas Realty LP, 4.75%, 11/15/30 (Call 08/15/30)	100	116,744
Welltower Inc.
2.80%, 06/01/31 (Call 03/01/31)	100	101,899
4.95%, 09/01/48 (Call 03/01/48)	50	65,774
Weyerhaeuser Co., 7.38%, 03/15/32	100	141,850
		3,117,652

Retail — 2.8%
AutoZone Inc., 3.13%, 07/15/23 (Call 04/15/23)	100	103,104
Best Buy Co. Inc., 1.95%, 10/01/30 (Call 07/01/30)	40	38,392
Dollar General Corp., 3.50%, 04/03/30 (Call 01/03/30)	100	108,563
Dollar Tree Inc., 4.00%, 05/15/25 (Call 03/15/25)	150	161,624
Lowe’s Companies Inc.
1.70%, 10/15/30 (Call 07/15/30)(a)	100	94,938
2.50%, 04/15/26 (Call 01/15/26)	200	208,114
3.70%, 04/15/46 (Call 10/15/45)	160	177,595
McDonald’s Corp.
3.60%, 07/01/30 (Call 04/01/30)(a)	200	221,064
3.63%, 09/01/49 (Call 03/01/49)	200	223,338
3.70%, 01/30/26 (Call 10/30/25)	100	108,375
4.88%, 12/09/45 (Call 06/09/45)	50	64,835
O’Reilly Automotive Inc., 3.90%, 06/01/29 (Call 03/01/29)	100	110,982
Starbucks Corp.
2.55%, 11/15/30 (Call 08/15/30)(a)	100	101,787
3.50%, 11/15/50 (Call 05/15/50)	100	108,206
3.80%, 08/15/25 (Call 06/15/25)	200	216,072
Walgreens Boots Alliance Inc., 4.80%, 11/18/44 (Call 05/18/44)	60	72,179
		2,119,168

Semiconductors — 2.2%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27 (Call 10/15/26)	300	322,846
Broadcom Inc.
2.45%, 02/15/31 (Call 11/15/30)(c)	300	288,983

Schedule of Investments (unaudited) (continued)	iShares® BBB Rated Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
3.14%, 11/15/35 (Call 08/15/35)(c)	$100	$98,578
3.42%, 04/15/33 (Call 01/15/33)(c)	150	154,672
3.50%, 02/15/41 (Call 08/15/40)(c)	120	120,056
4.70%, 04/15/25 (Call 03/15/25)	300	328,900
Marvell Technology Inc., 2.95%, 04/15/31 (Call 01/15/31)	75	76,604
Micron Technology Inc.
3.48%, 11/01/51 (Call 05/01/51)	35	35,162
4.66%, 02/15/30 (Call 11/15/29)	60	68,660
NXP BV/NXP Funding LLC/NXP USA Inc.
3.25%, 05/11/41 (Call 11/11/40)(a)(c)	25	25,651
3.25%, 11/30/51 (Call 05/30/51)(c)	35	35,166
4.30%, 06/18/29 (Call 03/18/29)(c)	100	112,151
		1,667,429

Software — 4.5%
Activision Blizzard Inc., 2.50%, 09/15/50 (Call 03/15/50)	50	43,484
Autodesk Inc., 2.40%, 12/15/31 (Call 09/15/31)	50	49,450
Broadridge Financial Solutions Inc., 2.60%, 05/01/31 (Call 02/01/31)	50	50,427
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)(a)	100	108,885
Electronic Arts Inc., 2.95%, 02/15/51 (Call 08/15/50)	40	38,832
Fidelity National Information Services Inc.
1.15%, 03/01/26 (Call 02/01/26)	200	195,131
3.10%, 03/01/41 (Call 09/01/40)(a)	50	49,942
Fiserv Inc.
2.75%, 07/01/24 (Call 06/01/24)	200	206,960
3.50%, 07/01/29 (Call 04/01/29)	120	127,877
4.40%, 07/01/49 (Call 01/01/49)	60	71,504
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	200	198,790
2.50%, 04/01/25 (Call 03/01/25)	250	257,308
2.88%, 03/25/31 (Call 12/25/30)	200	204,442
3.40%, 07/08/24 (Call 04/08/24)	400	420,463
3.65%, 03/25/41 (Call 09/25/40)	400	419,173
3.95%, 03/25/51 (Call 09/25/50)	500	538,281
4.10%, 03/25/61 (Call 09/25/60)	25	27,267
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	100	97,637
1.75%, 02/15/31 (Call 11/15/30)	50	46,665
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	50	46,628
VMware Inc., 3.90%, 08/21/27 (Call 05/21/27)(a)	200	217,921
		3,417,067

Telecommunications — 9.9%
AT&T Inc.
0.90%, 03/25/24 (Call 03/25/22)	200	198,677
2.30%, 06/01/27 (Call 04/01/27)	400	406,110
2.75%, 06/01/31 (Call 03/01/31)	300	304,146
3.10%, 02/01/43 (Call 08/01/42)	100	96,477
3.50%, 06/01/41 (Call 12/01/40)	200	205,499
3.50%, 09/15/53 (Call 03/15/53)	425	428,976
3.65%, 06/01/51 (Call 12/01/50)	75	78,028
3.65%, 09/15/59 (Call 03/15/59)	400	405,451
4.50%, 03/09/48 (Call 09/09/47)	50	59,017
Bell Canada, Series US-4, 3.65%, 03/17/51 (Call 09/17/50)	80	89,476
British Telecommunications PLC, 9.63%, 12/15/30	100	148,828
Corning Inc.
4.38%, 11/15/57 (Call 05/15/57)(a)	60	73,693
5.45%, 11/15/79 (Call 05/19/79)	25	34,107
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	50	73,184
Motorola Solutions Inc., 4.60%, 02/23/28 (Call 11/23/27)	100	114,254
Security	Par (000)	Value

Telecommunications (continued)
Orange SA
5.38%, 01/13/42	$50	$66,672
9.00%, 03/01/31	100	153,621
Rogers Communications Inc.
3.63%, 12/15/25 (Call 09/15/25)	100	106,900
3.70%, 11/15/49 (Call 05/15/49)(a)	50	52,309
5.00%, 03/15/44 (Call 09/15/43)	100	123,108
Telefonica Emisiones SA
4.67%, 03/06/38	150	174,185
7.05%, 06/20/36(a)	200	286,663
Telefonica Europe BV, 8.25%, 09/15/30	100	141,737
TELUS Corp., 4.60%, 11/16/48 (Call 05/16/48)(a)	50	65,101
T-Mobile USA Inc.
2.55%, 02/15/31 (Call 11/15/30)	150	147,798
3.00%, 02/15/41 (Call 08/15/40)	150	143,275
3.30%, 02/15/51 (Call 08/15/50)	125	121,329
3.50%, 04/15/25 (Call 03/15/25)	200	211,608
3.60%, 11/15/60 (Call 05/15/60)	100	99,604
3.75%, 04/15/27 (Call 02/15/27)	200	214,858
Verizon Communications Inc.
1.45%, 03/20/26 (Call 02/20/26)	400	396,601
1.68%, 10/30/30 (Call 07/30/30)	75	70,718
2.55%, 03/21/31 (Call 12/21/30)	300	303,156
3.40%, 03/22/41 (Call 09/22/40)	300	318,903
3.55%, 03/22/51 (Call 09/22/50)	400	437,921
3.70%, 03/22/61 (Call 09/22/60)(a)	150	165,538
4.33%, 09/21/28	350	398,137
4.86%, 08/21/46	50	65,440
Vodafone Group PLC
4.38%, 05/30/28	200	225,737
5.25%, 05/30/48(a)	200	259,872
6.15%, 02/27/37	75	102,016
		7,568,730

Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.55%, 11/19/26 (Call 09/19/26)	50	53,657

Transportation — 1.8%
Canadian Pacific Railway Co.
2.05%, 03/05/30 (Call 12/05/29)	60	59,143
6.13%, 09/15/2115 (Call 03/15/2115)	40	60,561
CSX Corp.
2.50%, 05/15/51 (Call 11/15/50)	250	232,085
3.35%, 11/01/25 (Call 08/01/25)	100	107,247
4.25%, 03/15/29 (Call 12/15/28)	125	142,217
FedEx Corp.
3.10%, 08/05/29 (Call 05/05/29)	200	212,381
3.25%, 05/15/41 (Call 11/15/40)	50	50,976
4.75%, 11/15/45 (Call 05/15/45)	200	246,934
Norfolk Southern Corp.
3.05%, 05/15/50 (Call 11/15/49)	160	164,926
3.16%, 05/15/55 (Call 11/15/54)	50	52,050
Union Pacific Corp., 2.97%, 09/16/62 (Call 03/16/62)	25	25,074
		1,353,594

Trucking & Leasing — 0.0%
GATX Corp., 3.10%, 06/01/51 (Call 12/01/50)	25	24,484

Schedule of Investments (unaudited) (continued)	iShares® BBB Rated Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Water — 0.0%
Essential Utilities Inc., 3.35%, 04/15/50 (Call 10/15/49)	$35	$37,021

Total Corporate Bonds & Notes — 95.8%
(Cost: $72,213,614)		73,166,404

Short-Term Investments

Money Market Funds — 10.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(d)(e)(f)	5,337	5,338,677
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	2,670	2,670,000
		8,008,677

Total Short-Term Investments — 10.5%
(Cost: $8,008,976)		8,008,677

Total Investments in Securities — 106.3%
(Cost: $80,222,590)		81,175,081

Other Assets, Less Liabilities — (6.3)%		(4,821,439)

Net Assets — 100.0%		$76,353,642

(a)	All or a portion of this security is on loan.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/18/21(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$5,339,206	(b)	$—	$(230)	$(299)	$5,338,677	5,337	$1,597	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	2,670,000	(b)	—	—	—	2,670,000	2,670	83		—
					$(230)	$(299)	$8,008,677		$1,680		$—

(a)	Commencement of operations.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments

Schedule of Investments (unaudited) (continued)	iShares® BBB Rated Corporate Bond ETF
November 30, 2021

Fair Value Measurements (continued)

is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$73,166,404	$—	$73,166,404
Money Market Funds	8,008,677	—	—	8,008,677
	$8,008,677	$73,166,404	$—	$81,175,081

Portfolio Abbreviations - Fixed Income

LIBOR	London Interbank Offered Rate

SOFR	Secured Overnight Financing Rate